COMMITMENTS AND CONTINGENCIES	12 Months Ended
Oct. 31, 2021
COMMITMENTS AND CONTINGENCIES
NOTE 9 - COMMITMENTS AND CONTINGENCIES

NOTE 9 - COMMITMENTS AND CONTINGENCIES

The Company leases office space located at 2233 Argentia Road Suite 306 Mississauga, Ontario Canada L5N 2X7. During May 2017, the Company signed a 5-year lease for the Company’s office being effective on August 1, 2017 through July 31, 2022. The lease is for approximately 2,210 square feet of office space with a gross monthly rental cost including common area charges of $4,097.

In February 2016, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2016-02, “Leases (Topic 842)”. The amendments in this ASU revise the accounting related to lessee accounting. The Company adapted the new accounting pronouncement as of November 19, 2019. The Company elected the package of practical expedients permitted under the transition guidance within the new standard, which among other things, allowed the Company to carry forward the historical lease classification. The adoption of the policy did not have a cumulative impact on retained earnings.

The Company values were calculated using an 8% rate calculated over the remaining term of the lease. The yearly rental obligations including the lease agreements are as follows:

Fiscal Year
2022	$21,321
Total lease payments	21,321
Less present value discount	(6,321)
Lease liability	16,234
Less operating lease short term	(16,234)
Operating lease liability, long term	$-